Leases - Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
2014	$ 62
2015	62
2016	62
2017	42
2018
Thereafter
Total	$ 228